Leasehold Improvements and Equipment (Details) - Schedule of Leasehold Improvements and Equipment - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 1,338,983	$ 692,863
Accumulated depreciation	(442,444)	(269,230)
Leasehold improvements and equipment, net of accumulated depreciation	896,539	423,633
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	465,111	458,318
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	26,462	10,892
Furniture and fittings [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	17,826	5,439
Computer [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	43,949	42,225
Warehouse equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	111,397	97,314
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	2,699
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements and equipment, gross	$ 671,539	$ 78,675